united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Principal ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 37.1%
	AEROSPACE/DEFENSE - 1.1%
40,000	Boeing Capital Corp.	4.70	10/27/2019	$ 44,526
20,000	General Dynamics Corp.	2.25	11/15/2022	19,278
75,000	Northop Grumman Corp.	3.25	8/1/2023	75,565
60,000	Raytheon Co.	2.50	12/15/2022	58,459
				197,828
	APPAREL - 0.5%
60,000	NIKE, Inc.	2.25	5/1/2023	58,266

	AUTO MANUFACTURERS - 0.3%
100,000	Toyota Motor Credit Corp.	2.13	7/18/2019	100,297

	AUTO PART S& EQUIPMENT - 0.4%
40,000	Johnson Controls, Inc.	5.50	1/15/2016	41,889

	BANKS - 8.6%
295,000	Bank of America Corp.	2.60	1/15/2019	297,294
140,000	BB&T Corp.	2.25	2/1/2019	140,287
110,000	BB&T Corp.	6.85	4/30/2019	130,494
125,000	Citigroup, Inc.	4.00	8/5/2024	125,503
245,000	Fifth Third Bancorp	2.30	3/1/2019	245,367
130,000	Goldman Sachs Group, Inc.	2.38	1/22/2018	131,313
50,000	Goldman Sachs Group, Inc.	3.85	7/8/2024	51,333
30,000	HSBC Holdings PLC	5.10	4/5/2021	33,912
75,000	JPMorgan Chase & Co.	3.20	1/25/2023	75,085
120,000	KeyCorp	5.10	3/24/2021	135,432
95,000	Morgan Stanley	3.70	10/23/2024	96,294
130,000	Morgan Stanley	5.50	7/28/2021	147,535
85,000	PNC Financial Services Group, Inc.	3.90	4/29/2024	86,391
165,000	Wells Fargo & Co.	3.45	2/13/2023	167,227
				1,863,467
	BEVERAGES - 0.3%
30,000	Coca-Cola Co.	3.20	11/1/2023	30,863

	BIOTECHNOLOGY - 0.3%
100,000	Amegen, Inc.	3.88	11/15/2021	105,651

	CHEMICALS - 0.7%
35,000	EI du Pont de Nemours & Co.	3.63	1/15/2021	37,101
35,000	Praxair, Inc.	3.00	9/1/2021	35,810
150,000	Rohm & Haas Co.	6.00	9/15/2017	165,898
				238,809
	COMPUTERS - 0.3%
50,000	Apple, Inc.	3.45	5/6/2024	52,363

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
45,000	American Express Co.	2.25	8/15/2019	45,007
90,000	Bear Stearns Cos, LLC.	4.65	7/2/2018	97,526
30,000	Capital One Bank USA NA	8.80	7/15/2019	37,407
25,000	Ford Motor Credit Co., LLC.	5.88	8/2/2021	28,945
135,000	General Electric Capital Corp.	3.15	9/7/2022	137,500
100,000	Jefferies Group LLC	8.50	7/15/2019	119,830
				466,215
	ELECTRIC - 1.8%
100,000	Alabama Power Co.	3.55	12/1/2023	105,408
40,000	Arizona Public Service Co.	8.75	3/1/2019	50,313
50,000	Dominion Resources, Inc.	2.50	12/1/2019	50,146
25,000	NiSource Finance Corp.	6.40	3/15/2018	28,473
100,000	NV Energy, Inc.	6.25	11/15/2020	117,488
105,000	PPL Capital Funding, Inc.	3.50	12/1/2022	106,347
				458,175

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Principal ($)		Coupon Rate (%)	Maturity	Value

	FOOD - 0.9%
20,000	ConAgra Foods, Inc.	7.00	4/15/2019	$ 23,296
65,000	General Mills, Inc.	3.65	2/15/2024	67,476
150,000	Kellogg Co.	4.15	11/15/2019	161,714
100,000	Kroger Co.	3.85	8/1/2023	103,688
				356,174
	GAS - 0.4%
35,000	Sempra Energy	6.50	6/1/2016	37,585

	HOUSEHOLD PRODUCTS/WARES - 0.3%
30,000	Clorox Co.	3.05	9/15/2022	29,747

	INSURANCE - 3.0%
45,000	Aflac, Inc.	8.50	5/15/2019	56,237
25,000	American International Group, Inc.	5.45	5/18/2017	27,277
160,000	MetLife, Inc.	6.82	8/15/2018	186,163
				269,677
	INTERNET - 0.3%
50,000	Amazon.com, Inc.	2.50	11/29/2022	47,326
35,000	eBay, Inc.	2.60	7/15/2022	33,213
				80,539
	MACHINERY-CONSTRUCTION & MINING - 0.6%
60,000	Caterpillar Inc.	1.50	6/26/2017	60,370

	MACHINERY - DIVERSIFIED - 0.6%
70,000	John Deere Capital Corp.	1.55	12/15/2017	69,996

	MEDIA - 0.7%
145,000	CBS Corp.	3.38	3/1/2022	145,632
100,000	Comcast Corp.	3.38	2/15/2025	102,160
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.88	10/1/2019	114,383
100,000	Time Warner Entertainment Co. LP	8.38	3/15/2023	134,589
				496,764
	MINING - 0.7%
35,000	BHP Billiton Finance USA, Ltd.	2.88	2/24/2022	34,957
40,000	Rio Tinto Finance USA PLC	2.25	12/14/2018	40,081
				75,038
	MISCELLANEOUS MANUFACTURING - 0.7%
75,000	3M Co.	1.38	9/29/2016	75,839
85,000	3M Co.	1.63	6/15/2019	83,986
				159,825
	OIL & GAS - 2.7%
70,000	Apache Corp.	3.25	4/15/2022	68,777
35,000	BP Capital Markets PLC	3.56	11/1/2021	35,759
45,000	Marathon Petroleum Corp.	3.63	9/15/2024	44,100
50,000	Valero Energy Corp.	9.38	3/15/2019	62,357
				210,993
	PHARMACEUTICALS - 1.1%
160,000	Express Scripts Holding Co.	2.25	6/15/2019	158,287
55,000	Medco Health Solutions, Inc.	7.13	3/15/2018	63,501
40,000	Merck Sharp & Dohme Corp.	5.00	6/30/2019	45,156
				266,944
	PIPELINES - 0.7%
40,000	Energy Transfer Partners LP	5.20	2/1/2022	42,782
30,000	Enterprise Products Operating, LLC.	3.90	2/15/2024	30,555
				73,337
	REITS - 0.9%
150,000	Boston Properties LP	3.85	2/1/2023	155,712
15,000	Simon Property Group LP	2.20	2/1/2019	15,079
				170,791

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Principal ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - 1.6%
95,000	Home Depot, Inc.	5.40	3/1/2016	$ 100,255
100,000	Lowe's Cos Inc.	3.80	11/15/2021	107,117
25,000	Macy's Retail Holdings, Inc.	2.88	2/15/2023	24,277
95,000	McDonald's Corp.	3.25	6/10/2024	96,789
80,000	McDonald's Corp.	3.50	7/15/2020	84,736
85,000	Staples, Inc.	4.38	1/12/2023	85,232
40,000	Walgreens Boots Alliance, Inc.	3.10	9/15/2022	39,516
				537,922
	TELECOMMUNICATIONS - 4.4%
275,000	AT&T, Inc.	2.63	12/1/2022	261,919
110,000	British Telecommunications PLC	2.35	2/14/2019	109,842
100,000	Cisco Systems, Inc.	5.50	2/22/2016	105,502
35,000	Motorola Solutions, Inc.	3.75	5/15/2022	35,508
40,000	Verizon Communications, Inc.	4.15	3/15/2024	41,409
				554,180
	TRANSPORTATION - 0.8%
65,000	FedEx Corp.	2.63	8/1/2022	63,645
20,000	Union Pacific Corp.	3.75	3/15/2024	21,389
				85,034

	TOTAL COPORATE BONDS (Cost $7,087,032)			7,148,739

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.0%
5,775,000	United States Treasury Note/Bond	0.63	12/31/2016	5,767,331
750,000	United States Treasury Note/Bond	1.25	10/31/2015	756,035
75,000	United States Treasury Note/Bond	1.50	8/31/2018	75,363
1,250,000	United States Treasury Note/Bond	1.50	12/31/2018	1,251,660
500,000	United States Treasury Note/Bond	2.00	9/30/2020	505,039
1,945,000	United States Treasury Note/Bond	2.25	11/15/2024	1,958,069
800,000	United States Treasury Note/Bond	4.00	8/15/2018	877,313
800,000	United States Treasury Note/Bond	4.50	2/15/2016	837,062

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $11,993,418)			12,027,872

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Contracts		Strike Price	Expiration Date	Value

	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS - 0.8%
8	CBT Soybeans +	9.20	Mar-15	$ 2,700
60	CBT Wheat +	5.80	Feb-15	36,000
15	CBT Wheat +	5.90	Mar-15	17,344
45	CBT Meal +	310.0	Mar-15	17,325
15	CBT Meal +	340.0	Mar-15	18,375
61	CBT Meal +	300.0	May-15	37,820
3	CME CSC +	1.50	Jan-15	120
18	CME CSC +	1.55	Jan-15	4,680
3	CME CSC +	1.50	Feb-15	720
18	CME CSC +	1.55	Feb-15	9,720
3	CME CSC +	1.50	Mar-15	1,020
3	CME CSC +	1.50	Apr-15	1,620
3	CME CSC +	1.50	May-15	1,800
3	CME CSC +	1.50	Jun-15	1,500
9	CME NWMilk +	15.50	Jan-15	1,440
9	CME NWMilk +	16.50	Jan-15	11,520
3	CME NWMilk +	16.75	Jan-15	5,220
9	CME NWMilk +	16.50	Feb-15	17,640
9	CME NWMilk +	16.50	Mar-15	23,040
15	Cotton +	60.0	Mar-15	11,550
20	Cotton +	71.0	Mar-15	107,600
10	Cotton +	55.0	Mar-15	3,550
5	Cotton +	58.0	Mar-15	3,625
5	Cotton +	60.0	May-15	5,550
5	Cotton +	60.0	Jul-15	6,100
10	Cotton +	64.0	Jul-15	22,550
5	Cotton +	35.0	Jul-16	575
				370,704
	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS
9	CME NWMilk +	17.0	Jan-15	180
9	CME NWMilk +	19.5	Jan-15	90
9	CME NWMilk +	18.5	Feb-15	180
9	CME NWMilk +	18.5	Feb-15	540
15	CME Lean Hogs +	88.0	Feb-15	3,150
15	Coffee +	200.0	Mar-15	7,481
25	Cotton +	65.0	May-15	15,875
10	NG +	3.9	Feb-15	700
				28,196

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $410,291)			398,900
Shares
	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND - 3.6%
571,708	Dreyfus Cash Management Fund - Institutional Class, 0.12% (a) (Cost $571,708)			571,708

	TOTAL INVESTMENTS (Cost $19,652,158) (b) - 77.3%			$ 20,147,219
	OTHER ASSETS IN EXCESS OF LIABILITIES (c)- 22.7%			6,302,302
	NET ASSETS - 100.0%			$ 26,449,521

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Contracts		Strike Price	Expiration Date	Value

	WRITTEN OPTIONS ON FUTURES CONTRACTS - (1.2) %
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS
8	CBT Soybeans +	8.2	Mar-15	350
62	CBT Soybean Meal +	250.0	May-15	6,200
18	CME NWMilk +	15.0	Jan-15	360
9	CME NWMilk +	15.5	Feb-15	6,480
9	CME NWMilk +	15.5	Mar-15	10,620
15	CME Hogs +	82.0	Feb-15	16,950
15	CME Hogs +	84.0	Apr-15	26,100
8	Coffee +	200.0	Mar-15	104,190
10	Cotton +	61.0	Mar-15	10,400
20	Cotton +	61.0	May-15	26,900
50	Cotton +	63.0	Dec-15	94,500
				303,050
	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS
8	CBT Soybeans +	10.0	Mar-15	19,850
8	CBT Wheat +	5.9	Mar-15	9,150
15	CBT Soybeans +	7.0	Mar-15	1,594
30	CBT Soybean Meal +	340.0	Mar-15	59,550
3	CME CSC +	1.7	Jan-15	3
3	CME CSC +	1.7	Feb-15	780
3	CME CSC +	1.7	Mar-15	1,500
3	CME CSC +	1.7	Apr-15	2,040
3	CME CSC +	1.7	May-15	3,000
3	CME CSC +	1.7	Jun-15	4,560
5	CME NWMilk +	19.0	Dec-14	50
18	CME NWMilk +	16.0	Jan-15	6,480
9	CME NWMilk +	16.3	Jan-15	1,800
9	CME NWMilk +	17.5	Jan-15	90
3	CME NWMilk +	17.8	Jan-15	30
9	CME NWMilk +	17.5	Feb-15	720
9	CME NWMilk +	17.5	Mar-15	1,260
15	CME Lean Hogs +	94.0	Feb-15	900
15	CME Lean Hogs +	84.0	Apr-15	21,750
3	Cofffee +	185.0	Mar-15	3,296
1	Cofffee +	187.5	Mar-15	960
2	Cofffee +	190.0	Mar-15	1,680
10	Cotton +	61.0	Mar-15	6,750
13	Cotton +	62.0	Mar-15	6,370
20	Cotton +	63.0	Mar-15	7,000
5	Cotton +	64.0	Jul-15	6,275
5	Cotton +	66.0	Jul-15	4,575
5	Cotton +	68.0	Jul-15	3,250
10	NG +	4.3	Mar-15	300

				175,563

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $517,226)			$ 478,613

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	LONG FUTURES CONTRACTS
14	CBT Corn +	277,900.00	Mar-15	11,700
60	CBT Corn +	1,236,000.00	Dec-15	(35,250)
64	CBT Soybeans +	3,261,600.00	Jan-15	(23,513)
15	CBT Soybeans +	754,125.00	Nov-15	(10,125)
32	CBT Wheat +	943,600.00	Mar-15	(40,950)
30	CBT Wheat +	928,500.00	Mar-16	(58,725)
22	CBT Soybean Meal +	80,190.00	Jan-15	(17,290)
75	CBT Soybean Oil +	1,446,300.00	Mar-15	(34,404)
15	CBT Soybean Oil +	292,950.00	Jul-15	180
13	CME DR WH +	78,650.00	Jan-15	24,464
58	CME NWMilk +	206,712.00	Dec-14	(26,460)
15	CME Lean Hog +	549,300.00	Jun-15	(47,100)
172	CSC Coffee +	11,235,900.00	Sep-15	(590,944)
193	CSC Coffee +	12,962,362.50	May-16	(514,781)
18	ICE HH Natural Gas +	130,005.00	Feb-15	(10,845)
8	ICE HH Natural Gas +	57,920.00	Mar-15	(19,300)
11	CME ES +	1,128,820.00	Mar-15	38,142
114	NYCE Cotton +	34,809,900.00	May-15	(59,120)
118	NYCE Cotton +	36,580,000.00	Jul-15	2,720
110	NYMEX NG +	3,169,100.00	Apr-15	(369,240)

				(1,780,841)
	SHORT FUTURES CONTRACTS
98	CBT Corn +	2,021,250.00	Jul-15	(5,550)
5	CBT Soybeans +	255,875.00	Mar-15	(6,375)
42	CBT Soybeans +	2,164,050.00	May-15	18,550
15	CBT Soybeans +	777,750.00	Jul-15	16,500
30	CBT Wheat +	922,125.00	Dec-15	61,388
63	CBT Meal +	10,949,400.00	Mar-15	38,340
75	CBT Soybean Oil +	1,465,650.00	Aug-15	(4,362)
30	CBT Soybean Oil +	578,700.00	Dec-15	13,392
18	CME CSC +	56,628.00	Jan-15	12,120
1	CME CSC +	3,190.00	Feb-15	(280)
15	CME Lean Hog +	499,650.00	Apr-15	18,450
7	CME Cattle +	457,940.00	Feb-15	560
24	CME Cattle +	1,559,040.00	Apr-15	(25,680)
5	CME HG +	353,187.50	Mar-15	9,225
8	CSC Coffee +	499,800.00	Mar-15	40,200
216	CSC Coffee +	14,357,250.00	Dec-15	584,869
149	CSC Coffee +	9,996,037.50	Mar-16	257,363
10	ICE HH Natural Gas +	72,025.00	Apr-15	17,518
2	ICE HH Natural Gas +	14,505.00	May-15	3,315
2	ICE HH Natural Gas +	14,765.00	Jun-15	3,070
2	ICE HH Natural Gas +	15,060.00	Jul-15	2,775
2	ICE HH Natural Gas +	15,130.00	Aug-15	2,705
2	ICE HH Natural Gas +	15,055.00	Sep-15	2,780
2	ICE HH Natural Gas +	15,190.00	Oct-15	2,645
94	NYCE Cotton +	2,832,690.00	Mar-15	78,794
3	NYCE Cotton +	94,920.00	Oct-15	16,400
115	NYCE Cotton +	3,704,150.00	Dec-15	(15,385)
5	NYMEX Crude +	266,350.00	Feb-15	3,580
23	NYMEX Natural Gas +	664,470.00	Feb-15	127,720
81	NYMEX Natural Gas +	2,345,760.00	Mar-15	232,660
5	NYME Platinum +	302,375.00	Apr-15	(125)
				1,507,160

	TOTAL NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS			$ (273,680)

* Non-income producing investment.
+ This investment is a holding of Meech Lake Commodity Fund LP which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
LP - Limited Partnership.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,890,839, including options, and differs by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 502,838
		Unrealized depreciation:		(246,458)
		Net unrealized depreciation:		$ 256,380

( c ) Includes the net unrealized gain on options and futures which are presented separately in the consolidated portfolio of investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Triumph Alternatives, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.
A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market and (xi) the market value of any securities into which the security is convertible or exchangeable.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Futures Contracts - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2014, the amount of unrealized loss on futures contracts subject to commodity price risk amounted to ($273,680).

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. As of December 31, 2014 the amount of unrealized appreciation on option contracts subject to commodity price risk amounted to $27,222.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 7,148,739	$ -	$ 7,148,739
U.S. Government & Agency Obligations	-	12,027,872		12,027,872
Short-Term Investment	571,708	-	-	571,708
Purchased Put Options on Futures Contracts	370,704			370,704
Purchased Call Options on Futures Contracts	28,196			28,196
Total	$ 970,608	$ 19,176,611	$ -	$ 20,147,219

Derivatives	Level 1	Level 2	Level 3	Total
Written Put Options on Futures Contracts	$ 303,050	$ -	$ -	$ 303,050
Written Call Options on Futures Contracts	175,563	-	-	175,563
Long Future Contracts (a)	(1,780,841)			(1,780,841)
Short Future Contracts (a)	1,507,160			1,507,160
Total	$ 204,932	$ -	$ -	$ 204,932
(a) Amount shown represents unrealized gain(loss) at period end.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes DMFSF Fund Limited (“DMFSF”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the DMFSF is as follows:
	Inception Date of CFC	CFC Net Assets at December 31, 2014		% of Fund Net Assets at December 31, 2014
DMFSF-CFC	9/3/13	$6,524,258		24.7%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 3/2/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 3/2/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Treasurer

Date 3/2/2015